Other Stock-Related Information (Stock Option Activity) (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Shares [Abstract]
Opening Balance	473,611
Granted	82,142
Exercised	(30,433)
Forfeited	(7,414)
Expired	(16,620)
Closing Balance	517,182
Exercisable at December 31,	292,701
Options expected to vest	189,186
Weighted Average Exercise Price [Abstract]
Opening balance	$ 20.02
Granted	$ 26.11
Exercised	$ 14.42
Forfeited	$ 21.89
Expired	$ 32.4
Closing balance	$ 20.92
Exercisable at December 31,	$ 19.44
Options expected to vest	$ 22.97
Weighted average exercise remaining contractual term (in years)
Outstanding at December 31,	6 years 4 months
Share Based Compensation Arrangement By Share Based Payment Award Options Currently Exercisable Weighted Average Remaining Contractual Term	P04Y10M
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	4 years 10 months
Options expected to vest	P08Y04M
Aggregate intrinsic value
Outstanding at December 31,	$ 2,668
Exercisable at December 31,	2,124
Share Based Compensation Arrangement By Share Based Payment Award Options Expected To Vest Outstanding Aggregate Intrinsic Value	$ 496